UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ParenteBeard Wealth Management LLC
      One Liberty Place | 1650 Market Street, Suite 4500
      Philadelphia, PA 19103



Form 13F File Number:  28- 14445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michelle J. Ross
Title:  Chief Compliance Officer
Phone:  215.557.2018

Signature, Place, and Date of Signing:


 Michelle J. Ross	  Philadelphia, PA           4/26/2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:               201471
                                                  -----------------------

Form 13F Information Table Value Total:               (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Apple Inc				COM	37833100	1581	2637	SHR		SOLE				2637
Agrium Inc				COM	8916108		259	3000	SHR		SOLE				3000
ALPS ETF TR			ALERIAN MLP	00162Q866	3566	214299	SHR		SOLE				214299
Altria Group Inc			COM	02209S103	6344	205507	SHR		SOLE				205507
American Rlty Cap Tr In.		COM	02917L101	19042	1854103	SHR		SOLE				1854103
AmeriGas Partners L P		UNIT L P INT	30975106	8858	218617	SHR		SOLE				218617
AT&T Inc				COM	00206R102	5917	189468	SHR		SOLE				189468
BlackRock Inc. 				COM	09247X101	319	1557	SHR		SOLE				1557
BlackRock MuniYield PA QLTY		COM	09255G107	1042	67206	SHR		SOLE				67206
Buckeye Partners L P		UNIT LTD PARTN	118230101	923	15093	SHR		SOLE				15093
CALAMOS CONV & HIGH INCOME F		COM SHS	12811P108	2045	160261	SHR		SOLE				160261
CALAMOS CONV OPP AND INC FD	SH BEN INT	128117108	501	39177	SHR		SOLE				39177
CALAMOS STRATEGIC TOTL RETN	COM SH BEN INT	128125101	6367	636720	SHR		SOLE				636720
Chevron Corp				COM	166764100	526	4903	SHR		SOLE				4903
Coca Cola Co				COM	191216100	726	9803	SHR		SOLE				9803
Cullen Frost Bankers Inc		COM	229899109	305	5248	SHR		SOLE				5248
DCP Midstream Partners LP	COM UT LTD PTN	23311P100	2520	54973	SHR		SOLE				54973
EATON VANCE ENH EQTY INC FD		COM	278277108	177	16300	SHR		SOLE				16300
Enbridge Energy Management L	SHS UNITS LLI	29250X103	5862	184119	SHR		SOLE				184119
Ensco International Inc		SPONSORED ADR	29358Q109	260	4907	SHR		SOLE				4907
Enterprise Prods Partners L		COM	293792107	5059	100235	SHR		SOLE				100235
Exxon Mobil Corp			COM	30231G102	1411	16269	SHR		SOLE				16269
Fiduciary Claymore MLP Opp F		COM	31647Q106	1597	70477	SHR		SOLE				70477
FINANCIAL INSTNS INC			COM	317585404	691	42733	SHR		SOLE				42733
Select Sector SPdr Tr		SBI INT-FINL	81369Y605	458	28993	SHR		SOLE				28993
Ford Motor Co.			COM PAR 	345370860	151	12066	SHR		SOLE				12066
General Electric Co			COM	369604103	1382	68883	SHR		SOLE				68883
Genuine Parts Co			COM	372460105	411	6542	SHR		SOLE				6542
Intel Corp				COM	458140100	2292	81528	SHR		SOLE				81528
International Business Machs		COM	459200101	571	2737	SHR		SOLE				2737
Illinois Tool Works Inc			COM	452308109	336	5884	SHR		SOLE				5884
ISHARES TR			DJ US FINL SEC	464287788	221	3771	SHR		SOLE				3771
ISHARES TR			DJ REGIONAL BK	464288778	363	14634	SHR		SOLE				14634
ISHARES TR			MSCI EAFE INDEX	464287465	219	3996	SHR		SOLE				3996
ISHARES TR			RUSSELL1000GRW	464287614	6459	97748	SHR		SOLE				97748
ISHARES TR			RUSSELL1000VAL	464287598	1557	22227	SHR		SOLE				22227
ISHARES TR			RUSSELL 2000	464287655	1537	18562	SHR		SOLE				18562
ISHARES TR			RUSL 2000 GROW	464287648	502	5268	SHR		SOLE				5268
ISHARES TR			RUSSELL MIDCAP	464287499	985	8897	SHR		SOLE				8897
ISHARES TR			RUSSELL MCP GR	464287481	551	8758	SHR		SOLE				8758
ISHARES TR			RUSSELL MCP VL	464287473	338	7021	SHR		SOLE				7021
ISHARES TR			S&P 500 INDEX	464287200	1144	8103	SHR		SOLE				8103
JPMorgan Chase & Co			COM	46625H100	498	10823	SHR		SOLE				10823
Johnson & Johnson			COM	478160104	1464	22197	SHR		SOLE				22197
SPDR Series Trust		KBW REGN BK ETF	78464A698	1317	46270	SHR		SOLE				46270
Kinder Morgan Management LLC		SHS 	49455U100	35311	473151	SHR		SOLE				473151
M & T Bank				COM	55261F104	764	8799	SHR		SOLE				8799
Magellan Midstream Prtners LP	COM UNIT RP LP	559080106	1157	16000	SHR		SOLE				16000
Market Vectors ETF TR		AGRIBUS ETF	57060U605	323	6113	SHR		SOLE				6113
MarkWest Energy Partners LP	UNIT LTD PARTN	570759100	10213	174738	SHR		SOLE				174738
SELECT SECTOR SPDR TR		SBI MATERIALS	81369Y100	376	10176	SHR		SOLE				10176
Mattel, Inc.				COM	577081102	272	8091	SHR		SOLE				8091
McDonalds Corp				COM	580135101	3988	40649	SHR		SOLE				40649
Mercury Genl Corp NEW			COM	589400100	343	7832	SHR		SOLE				7832
Microsoft Corp				COM	594918104	563	17440	SHR		SOLE				17440
National Retail Properties I		COM	637417106	2000	73560	SHR		SOLE				73560
NFJ Divid Int & Prem Strtgy		COM SHS	65337H109	466	26094	SHR		SOLE				26094
Nustar Energy LP		UNIT COM	67058H102	2577	43614	SHR		SOLE				43614
Paychex Inc				COM	704326107	275	8874	SHR		SOLE				8874
Pepsico Inc				COM	713448108	1525	22982	SHR		SOLE				22982
Pfizer Inc. 				COM	717081103	240	10578	SHR		SOLE				10578
Phillip Morris Intl Inc			COM	718172109	2894	32661	SHR		SOLE				32661
PIMCO Income Strategy Fund		COM	72201J104	134	13234	SHR		SOLE				13234
PIMCO Income Opportunity Fd		COM	72202B100	753	28568	SHR		SOLE				28568
Plains All Amer Pipeline L	UNIT LTD PARTN	726503105	365	4650	SHR		SOLE				4650
PowerShares Intl Div Achv	INTL DIV ACHV	73935X716	3268	212792	SHR		SOLE				212792
POWERSHARES ETF TR II		BUILD AMER ETF	73937B407	1199	41255	SHR		SOLE				41255
POWERSHARES GLOBAL ETF TRUST	AGG PFD PORT	73936T565	1005	69943	SHR		SOLE				69943
Procter & Gamble Co			COM	742718109	1379	20521	SHR		SOLE				20521
SPDR SERIES TRUST		GOLD SHS	78463V107	338	2082	SHR		SOLE				2082
SPDR SERIES TRUST		S&P DIVID ETF	78464A763	11672	206067	SHR		SOLE				206067
Schwab US Small-Cap ETF		US SML CAP ETF	808524607	203	5480	SHR		SOLE				5480
Southern Co				COM	842587107	2171	48330	SHR		SOLE				48330
Stifel Finl Corp			COM	860630102	284	10731	SHR		SOLE				10731
Susquehanna Bancshares Inc P		COM	869099101	319	32252	SHR		SOLE				32252
Toronto Dominion BK ONT			COM NEW	891160509	319	3750	SHR		SOLE				3750
United Parcel Service Inc.		CL B	911312106	303	3755	SHR		SOLE				3755
UNIVERSAL HEALTH RLTY INCM T	SH BEN INT	91359E105	3582	90375	SHR		SOLE				90375
VANGUARD INTL EQUITY INDEX F	EMR MKT ETF	922042858	1886	43385	SHR		SOLE				43385
VANGUARD WORLD FDS		ENERGY ETF	92204A306	725	6892	SHR		SOLE				6892
VANGUARD INDEX FDS		REIT ETF	922908553	2970	46666	SHR		SOLE				46666
Verizon Communications Inc		COM	92343V104	4339	113492	SHR		SOLE				113492
Watsco Inc				COM	942622200	338	4566	SHR		SOLE				4566
Wisdomtree Trust		EMERG MKTS ETF	97717W315	1978	34340	SHR		SOLE				34340





TOTAL                                                 $201471 (x1000)

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